Accrued Expenses and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	December 31,	September 30,
	2023	2024

Technical service fee payable	$2,174	$-
Payroll payable	820	732
Value added taxes and other taxes payable	750	739
Subscription amount received for unvested restricted shares	592	299
Other accrued expenses	473	511
	$4,809	$2,281